Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Oct. 15, 2015	Oct. 14, 2015	Oct. 12, 2015	Dec. 25, 2015	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Subsequent Event
Long-term debt					$ 2,159	$ 1,443
Gains (Losses) on Extinguishment of Debt					(81)	0	$ 0
Long-term Debt					3,146	1,463
Repayments of Long-term Debt					$ 445	$ 0	$ 0
Subsequent Event
Subsequent Event
Gains (Losses) on Extinguishment of Debt				$ 168
Repayments of Long-term Debt	$ 258	$ 876
Granted			2,600,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value			$ 7.18
Restricted Stock Units (RSUs) [Member] | Subsequent Event
Subsequent Event
Granted			500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value			$ 36.08
Performance Share Awards
Subsequent Event
Granted					540,472
Performance Share Awards | Subsequent Event
Subsequent Event
Granted			600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value			$ 37.16